CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (14,734,000)	$ 52,837,000	$ 42,997,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	88,293,000	71,606,000	36,866,000
Amortization of deferred loan costs	2,770,000	2,246,000	1,458,000
Unit-based compensation	5,036,000	3,846,000	1,876,000
Loss on asset sales, net	442,000	113,000	0
Goodwill impairment	54,199,000	0	0
Long-lived asset impairment	5,505,000	0	0
Purchase accounting adjustment	(1,185,000)	0	0
Pay-in-kind interest on promissory notes payable to Sponsors	0	0	5,426,000
Changes in operating assets and liabilities:
Accounts receivable	(19,255,000)	(20,490,000)	(8,174,000)
Due to/from affiliate	(883,000)	1,427,000	(773,000)
Trade accounts payable	(684,000)	(3,419,000)	(2,536,000)
Change in deferred revenue	26,378,000	16,685,000	9,994,000
Ad valorem taxes payable	743,000	(11,000)	3,125,000
Accrued interest	6,714,000	12,128,000	(484,000)
Other, net	1,658,000	3,501,000	(383,000)
Net cash provided by operating activities	154,997,000	140,469,000	89,392,000
Cash flows from investing activities:
Capital expenditures	(220,820,000)	(182,978,000)	(77,296,000)
Proceeds from asset sales	325,000	585,000	0
Acquisition of gathering systems	(10,872,000)	(210,000,000)	0
Acquisition of gathering systems from affiliate	(305,000,000)	(200,000,000)	0
Net cash used in investing activities	(536,367,000)	(592,393,000)	(77,296,000)
Cash flows from financing activities:
Distributions to unitholders	(122,224,000)	(90,196,000)	0
Borrowings under revolving credit facility	237,295,000	380,950,000	213,000,000
Repayments under revolving credit facility	(315,295,000)	(294,180,000)	(160,770,000)
Deferred loan costs	(5,320,000)	(10,608,000)	(3,344,000)
Tax withholdings on vested SMLP LTIP awards	(656,000)	0	0
Proceeds from issuance of common units, net	197,806,000	0	263,125,000
Contribution from general partner	4,235,000	2,229,000	0
Cash advance from Summit Investments to contributed subsidiaries, net	81,421,000	72,745,000	500,000
Expenses paid by Summit Investments on behalf of contributed subsidiaries	10,483,000	11,964,000	2,536,000
Issuance of senior notes	300,000,000	300,000,000	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition	0	100,000,000	0
Repurchase of equity-based compensation awards	(228,000)	(11,957,000)	0
Red Rock Gathering cash contributed by Summit Investments	0	0	1,097,000
Repayment of promissory notes payable to Sponsors	0	0	(209,230,000)
Distributions to Sponsors	0	0	(123,138,000)
Net cash provided by (used in) financing activities	387,517,000	460,947,000	(16,224,000)
Net change in cash and cash equivalents	6,147,000	9,023,000	(4,128,000)
Cash and cash equivalents, beginning of period	20,357,000	11,334,000	15,462,000
Cash and cash equivalents, end of period	26,504,000	20,357,000	11,334,000
Supplemental Cash Flow Disclosures:
Cash interest paid	31,524,000	9,016,000	8,283,000
Less: capitalized interest	3,778,000	6,255,000	2,784,000
Interest paid (net of capitalized interest)	27,746,000	2,761,000	5,499,000
Cash paid for taxes	0	660,000	650,000
Noncash Investing and Financing Activities:
Capital expenditures in trade accounts payable (period-end accruals)	18,076,000	29,860,000	8,523,000
Excess of purchase price over acquired carrying value of Red Rock Gathering	66,124,000	0	0
Red Rock Gathering working capital adjustment	(2,941,000)	0	0
Assets contributed to Red Rock Gathering from Summit Investments	4,233,000	0	0
Issuance of units to affiliate to partially fund the Bison Drop Down	0	48,914,000	0
Contribution of net assets from Summit Investments in excess of consideration paid for Bison Midstream	0	56,535,000	0
Capitalized interest allocated to contributed subsidiaries from Summit Investments	606,000	2,046,000	0
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	597,000	52,000	0
Pay-in-kind interest on promissory notes payable to Sponsors	0	0	6,337,000
Net assets retained by the Predecessor	0	0	4,417,000
Deferred initial public offering costs in trade accounts payable	$ 0	$ 0	$ 743,000